UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08953
                                                     ---------------------

                           Liberty Floating Rate Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                            Jean S. Loewenberg, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-426-3750
                                                           -------------------

                  Date of fiscal year end: August 31, 2003
                                           ------------------

                  Date of reporting period: February 28, 2003
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                                LIBERTY FLOATING
                                    RATE FUND

                                Semiannual Report
                                February 28, 2003




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                reports electronically, call us at 800-345-6611.
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                              www.libertyfunds.com.

                                LIBERTY FLOATING
                                    RATE FUND

                                Semiannual Report
                                February 28, 2003




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               To sign up for eDelivery, go to www.icsdelivery.com

President's Message

[photo of Joseph R. Palombo]

Dear Shareholder:

The environment for the syndicated loan market, which comprises large corporate loans made by a group or syndicate of banks and institutional investors, remained volatile over the past six months. The second half was markedly better than the first half of the period. Bankruptcy filings by high-profile companies, which led to a general widening of loan credit risk premiums, peaked late in 2002. Then, as default rates started to come down and investors began to move back into riskier segments of the fixed income markets, the environment for the syndicated loan market improved. Better performance from the high yield bond sector also helped this market.

Declining interest rates, which are generally positive for stocks and bonds, were a negative factor for the fund throughout the six-month period because yields on floating-rate loans adjust downward to reflect lower current rates. Nevertheless, an improving credit environment offset the impact of declining rates and helped the syndicated loan market achieve positive returns for the period.

In the following report, portfolio managers Brian Good and Jim Fellows talk in greater detail about the performance of Liberty Floating Rate Fund and the decisions they made in managing the fund. As always, thank you for investing in Liberty Funds. We look forward to helping you build a strong financial future.

Sincerely,

/s/ Joseph R. Palombo

Joseph R. Palombo
President



--------------------------------------------------------------------------------
MEET THE NEW PRESIDENT

Joseph R. Palombo, president and chairman of the Board of Trustees for Liberty Funds, is also chief operating officer of Columbia Management Group. Mr. Palombo has over 19 years of experience in the financial services industry. Prior to joining Columbia Management, he was chief operating officer and chief compliance officer for Putnam Mutual Funds. Prior to that, he was a partner at Coopers & Lybrand. Mr. Palombo received his degree in economics/accounting from the College of the Holy Cross, where he was a member of Phi Beta Kappa. He earned his master's degree in taxation from Bentley College and participated in the Executive Program at the Amos B. Tuck School at Dartmouth College.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
Net asset value per share as of  2/28/03 ($)
         Class A                8.79
         Class B                8.79
         Class C                8.79
         Class Z                8.79

Distributions declared per share 9/1/02-2/28/03 ($)
         Class A                0.25
         Class B                0.23
         Class C                0.23
         Class Z                0.26
--------------------------------------------------------------------------------



Not FDIC Insured
May Lose Value
No Bank Guarantee



Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

Performance Information

Value of an $10,000 investment
12/17/98--2/28/03

Performance of a $10,000 investment
12/17/98--2/28/03 ($)

           without sales  with sales
               charge       charge
--------------------------------------
 Class A      11,868        11,456
--------------------------------------
 Class B      11,716        11,628
--------------------------------------
 Class C      11,658        11,658
--------------------------------------
 Class Z      12,008           n/a
--------------------------------------


[mountain chart data]:

              Class A shares             Class A shares      CSFB Leveraged
        without sales charge          with sales charge          Loan Index

12/1998            $10,000.0                  $ 9,650.0           $10,000.0
                    10,011.0                    9,661.0            10,026.0
                    10,084.0                    9,731.0             9,983.0
                    10,158.0                    9,802.0            10,044.0
                    10,249.0                    9,890.0            10,117.0
                    10,325.0                    9,964.0            10,247.0
                    10,387.0                   10,023.0            10,339.0
                    10,458.0                   10,092.0            10,407.0
                    10,521.0                   10,153.0            10,370.0
                    10,554.0                   10,185.0            10,345.0
                    10,615.0                   10,244.0            10,330.0
                    10,662.0                   10,289.0            10,397.0
                    10,707.0                   10,332.0            10,468.0
                    10,779.0                   10,402.0            10,570.0
                    10,856.0                   10,476.0            10,604.0
                    10,940.0                   10,557.0            10,521.0
                    10,975.0                   10,590.0            10,559.0
                    11,051.0                   10,665.0            10,647.0
                    11,132.0                   10,742.0            10,712.0
                    11,223.0                   10,831.0            10,789.0
                    11,310.0                   10,914.0            10,844.0
                    11,387.0                   10,988.0            10,879.0
                    11,457.0                   11,056.0            10,885.0
                    11,499.0                   11,096.0            10,908.0
                    11,527.0                   11,124.0            10,985.0
                    11,571.0                   11,166.0            11,051.0
                    11,672.0                   11,263.0            11,146.0
                    11,701.0                   11,291.0            11,159.0
                    11,655.0                   11,247.0            11,112.0
                    11,541.0                   11,137.0            11,245.0
                    11,654.0                   11,246.0            11,258.0
                    11,663.0                   11,255.0            11,286.0
                    11,795.0                   11,382.0            11,376.0
                    11,905.0                   11,488.0            11,159.0
                    11,784.0                   11,371.0            10,985.0
                    11,587.0                   11,181.0            11,158.0
                    11,693.0                   11,284.0            11,274.0
                    11,799.0                   11,386.0            11,336.0
                    11,956.0                   11,537.0            11,293.0
                    11,852.0                   11,437.0            11,424.0
                    11,996.0                   11,576.0            11,546.0
                    12,134.0                   11,709.0            11,538.0
                    12,178.0                   11,752.0            11,363.0
                    12,013.0                   11,593.0            11,191.0
                    11,694.0                   11,285.0            11,158.0
                    11,584.0                   11,178.0            11,177.0
                    11,468.0                   11,067.0            11,183.0
                    11,396.0                   10,997.0            11,033.0
                    11,546.0                   11,142.0            11,223.0
                    11,722.0                   11,311.0            11,399.0
                    11,833.0                   11,419.0            11,553.0
                    11,855.0                   11,443.0            11,613.0
2/2003              11,868.0                   11,456.0            11,617.0


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The graph and table do not reflect the deduction of taxes shareholders would pay on fund distributions or redemption of fund shares. The CSFB Leveraged Loan Index is an unmanaged index that tracks the performance of senior floating rate bank loans. Unlike mutual funds, an index is not an investment, does not incur fees or charges and is not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in the index. Index performance is from December 31, 1998.


Average annual total return as of 2/28/03 (%)

Share class                        A                          B                           C                     Z
Inception                       11/2/99                    11/2/99                     11/2/99              12/17/98
-------------------------------------------------------------------------------------------------------------------
                       without         with        without         with        without          with         without
                        sales          sales         sales         sales         sales          sales         sales
                        charge        charge        charge        charge        charge         charge        charge
-------------------------------------------------------------------------------------------------------------------
6-month
(cumulative)              2.43         -1.15          2.26         -0.98          2.18           1.19          2.61
-------------------------------------------------------------------------------------------------------------------
1-year                    0.13         -3.40         -0.22         -3.29         -0.37          -1.31          0.48
-------------------------------------------------------------------------------------------------------------------
Life                      4.17          3.29          3.85          3.66          3.72           3.72          4.46
-------------------------------------------------------------------------------------------------------------------


Average annual total return as of 12/31/02 (%)

Share class                        A                          B                           C                     Z
-------------------------------------------------------------------------------------------------------------------
                       without         with        without         with        without          with         without
                        sales          sales         sales         sales         sales          sales         sales
                        charge        charge        charge        charge        charge         charge        charge
-------------------------------------------------------------------------------------------------------------------
6-month
(cumulative)             -2.42         -5.88         -2.60         -5.68         -2.67          -3.61         -2.25
-------------------------------------------------------------------------------------------------------------------
1-year                   -0.64         -4.13         -0.99         -4.03         -1.13          -2.07         -0.29
-------------------------------------------------------------------------------------------------------------------
Life                      4.02          3.11          3.70          3.51          3.58           3.58          4.31
-------------------------------------------------------------------------------------------------------------------


Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 3.50% sales charge for class A shares, the appropriate class B shares early withdrawal charge (EWC) for the holding period after purchase as follows: first year - 3.25%, second year - 3.00%, third year - 2.00%, fourth year - 1.50%, fifth year - 1.00%, thereafter - 0% and the class C shares EWC of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class A, B and C share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of classes A, B and C would have been lower.

Portfolio Managers' Report

30-day SEC yield as of 2/28/03 (%)
                                    After
                               reimbursement

Class A                            4.95
Class B                            4.78
Class C                            4.63
Class Z                            5.48


The 30-day SEC yield reflects the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the advisor or its affiliates had not waived certain fund expenses, the 30-day SEC yield would have been 4.78% for class A shares, 4.43% for class B shares, 4.28% for class C shares and 5.13% for class Z shares.

Top 10 issuers as of 2/28/03 (%)

Washington Group International     3.2%
Century Cable Holdings             2.2
Mission Energy Holdings            1.5
1424666 Ontario Ltd.               1.5
Allied Waste North America         1.4
Nextel Finance                     1.4
Aladdin Gaming                     1.4
Polymer Group                      1.3
Weekly Reader Corp.                1.3
Loews Cineplex Entertainment       1.3

Holdings are calculated as a percentage of net assets. Because the portfolio is actively managed, there can be no guarantee that the portfolio will continue to maintain this breakdown in the future.




For the six-month period that ended February 28, 2003, the class A shares of Liberty Floating Rate Fund delivered a total return of 2.43%, without sales charge. That was lower than the return of the fund's benchmark, the CSFB Leveraged Loan Index, which was up 4.07% for the period. The fund was negatively affected in the fall of 2002 by its holdings in the hotel and lodging sectors, businesses that have suffered from an ongoing decline in air travel. However, the environment for floating rate securities became more favorable toward the end of 2002, and the fund made up some of its lost ground.

LOWER DEFAULT RATES HELP FIXED-INCOME MARKETS

One of the most important developments during the six-month period was a significant reduction in the incidence of corporate defaults. Default rates among high-yield bond issuers had been running at unusually high levels--between 12% and 13%--during the summer of 2002. Toward the end of the year default rates came down to the 7% level. Investors concluded that the lower-rated segments of the fixed-income markets had become less risky, so they were willing to put more money into high-yield instruments. In turn, more high-yield bonds were issued in order to meet growing investor demand. The result of this market shift was not only that companies were repaying high-yield bank loans, but also that senior lenders emerged with an improved credit position. These trends were favorable for the fund's primary markets.

EARLY VOLATILITY HURTS PERFORMANCE

Most of the fund's shortfall in performance can be traced to the first two months of the six-month period. In addition to weakness in the hotel and lodging sectors, one specific holding that negatively affected results was engineering and construction company Washington Group International (3.2% of net assets).1 The fund had received a piece of equity in the company in lieu of a restructuring, and it declined sharply in September and October of 2002. The fund's cable and wireless holdings also remained under pressure.

However, cable and wireless improved later in the period, at which time several other bright spots emerged. Our investment in the troubled conglomerate Tyco Corp. was closed out at a profit. We had been able to purchase a sizable term loan at a five


------------
1 Holdings are disclosed as of February 28, 2003, and are subject to change.

percentage point discount last year, amid the negative publicity surrounding some of Tyco's accounting practices. The company was later able to refinance its loan, and our entire position was repaid at par. The gain, though not large in percentage terms, was important because Tyco Corp. was the fund's biggest position at that time. The fund also benefited when electric utility AES Corp. (0.9% of net assets) underwent a major restructuring, resulting in enhanced collateral to the loan group and a partial cash payment to bondholders.

CAUTIOUS OPTIMISM FOR 2003

By period end, as geopolitical uncertainty mounted, the attention of the nation and the financial markets focused squarely on the developing events in Iraq. While the course of war and peace is impossible to predict with any confidence, the overall environment for floating-rate securities is more to our liking than it was a year ago. Interest rates appear unlikely to decline meaningfully from their current levels, while corporate default rates, having moved in the right direction, appear to be stabilizing rather than going back up. For several months now, the market for corporate bonds and other syndicated loans has held up well relative to other financial markets. We see that trend continuing in the year ahead.

/s/ Brian Good

/s/ Jim Fellows

Brian Good and Jim Fellows, CFA, are senior vice presidents of Stein Roe & Farnham Incorporated, an affiliate of Columbia Management Group, Inc. They have been portfolio managers of the Liberty Floating Rate Fund since its inception.

Portfolio quality breakdown
as of 2/28/03 (dollar-weighted %)

[pie chart data]:

Baa2:             0.2%
Baa3:             0.3
Ba1:              0.9
Ba2:              3.4
Ba3:             19.5
B1:              18.3
B2:              11.8
B3:               8.4
Caa1:             6.8
Caa2:             0.4
Ca:               1.0
NR:              17.5
WR:               0.1
Other:           11.4


Quality breakdowns are calculated as a percentage of total investments. Because the portfolio is actively managed, there can be no guarantee that the portfolio will continue to maintain these quality breakdowns in the future.



TOP 5 SECTORS as of 2/28/03 (%)

[bar chart data]:

Wireless telecommunications          8.7%
Health care                          4.7
Cable television                     4.5
Printing/publishing                  4.4
Diversified manufacturing            4.1

Sector breakdowns are calculated as a percentage of net assets. Because the portfolio is actively managed, there can be no guarantee that the portfolio will continue to maintain this breakdown in the future.




Just like any other investment, floating rate loan investments present financial risks. Defaults on the loans in the portfolio could reduce the fund's net asset value and its distributions, as could nonpayment of scheduled interest and principal. Prepayment of principal by a borrower could mean that the fund managers have to replace the loan with a lower- yielding security, which could affect the valuation of the portfolio's holdings.

The fund is a continuously offered, closed-end management investment company and provides limited liquidity through a quarterly tender offer for between 5% and 25% of outstanding shares. Each quarter, the fund's trustees must approve the actual tender amount. Please read the prospectus carefully for more details.

The fund may invest a high percentage of assets in a limited number of loans, so the default of any individual holding can have a greater impact on the fund's NAV than could a default in a more diversified portfolio.

Unlike floating rate loans, some fixed-income investments may be covered by FDIC insurance or other guarantees relating to timely payment of principal and interest. Some may also provide tax benefits.

Investment Portfolio

February 28, 2003 (Unaudited)

VARIABLE RATE SENIOR
LOAN INTERESTS (a) - 88.5%            PAR         VALUE
-------------------------------------------------------
AEROSPACE/DEFENSE - 2.6%
DRS Technologies,
   Term Loan         09/30/08   $ 980,046   $   987,447
Integrated Defense Technologies,
   Term Loan B       03/04/08   2,992,491     2,979,383
Titan Corp.,
   Term Loan B       06/30/09   1,990,000     1,991,962
Vought Aircraft Industries, Inc.:
   Term Loan A       06/30/06     572,464       554,637
   Term Loan B       06/30/07   1,851,429     1,800,658
   Term Loan C       06/30/08   2,196,298     2,140,130
   Term Loan X       12/31/06   1,075,000     1,044,094
                                           ------------
                                             11,498,311
                                           ------------
APPAREL - 0.6%
The William Carter Co.,
   Term Loan B       09/30/08   2,468,750     2,489,096
                                           ------------
AUTO PARTS - 2.4%
1424666 Ontario Ltd.,
   Term Loan B       08/10/07   6,824,990     6,714,226
Federal-Mogul Corp., (b)
   Term Loan C       02/24/04     485,000       482,287
Key Plastics, LLC: (c)
   Jr. Sec. Sub Notes04/30/07      42,956        42,956
   Sr. Sec. Sub Notes04/30/07     101,433       101,433
Meridian Automotive Systems, Inc.,
   Term Loan B       03/31/07   3,910,503     3,558,649
                                           ------------
                                             10,899,551
                                           ------------
BROADCASTING - 3.1%
Comcorp Broadcasting, Inc.,
   Term Loan A2      03/31/03     930,188       886,004
Emmis Communications Corp.,
   Term Loan A       02/28/09   2,055,811     2,061,636
GT Brands LLC,
   Term Loan         09/30/07   3,500,000     3,413,949
Quorum Broadcasting Co., Inc.,
   Term Loan B       12/31/04   2,029,602     1,872,412
UPC Financing Partnership,
   Term Loan C2      03/31/09   7,000,000     4,800,945
White Knight Broadcasting, Inc.,
   Term Loan A2      03/31/03   1,026,745       977,975
                                           ------------
                                             14,012,921
                                           ------------
BUILDING PRODUCTS - 1.0%
Tapco International Corp.:
   Term Loan B       06/23/07   2,529,157     2,500,405
   Term Loan C       06/23/08   1,764,618     1,744,428
                                           ------------
                                              4,244,833
                                           ------------




                                      PAR         VALUE
-------------------------------------------------------
BUSINESS SERVICES - 1.4%
NATG Holdings, LLC: (c)
   Revolver A        01/23/05 $ 1,039,746   $ 1,013,752
   Term Loan A       01/23/09   1,011,450       404,734
   Term Loan B1      01/23/10     684,740       274,000
   Term Loan B2      01/23/10     666,664       533,432
Relizon Co.,
   Term Loan B       12/31/07   1,959,494     1,846,986
Transaction Network Services, Inc.,
   Term Loan B       04/03/07   2,052,633     2,051,359
                                           ------------
                                              6,124,263
                                           ------------
CABLE TELEVISION - 4.5%
Century Cable Holdings, LLC:
   Discretionary Term12/31/09   3,500,000     2,470,760
   Term Loan         06/30/09  10,000,000     7,205,371
Charter Communications Operating, LLC,
   Term Loan B       03/18/08   2,971,313     2,502,113
CSC Holdings, Inc., (b)
   Revolver          06/30/06   1,497,500     1,393,530
Olympus Cable Holdings, LLC:
   Term Loan A       06/30/10   2,000,000     1,587,142
   Term Loan B       09/30/10   2,000,000     1,622,272
RCN Corp.,
   Term Loan B       06/03/07   4,482,000     3,268,384
                                           ------------
                                             20,049,572
                                           ------------
CASINOS/GAMBLING - 2.3%
Aladdin Gaming, LLC: (d)
   Term Loan A       02/25/05   6,000,000     5,040,000
   Term Loan B       08/26/06   1,250,000     1,037,500
Alliance Gaming Corp.,
   Term Loan         12/31/06   3,473,750     3,495,572
Ameristar Casinos, Inc.,
   Term Loan B       12/20/06     878,778       883,167
                                           ------------
                                             10,456,239
                                           ------------
CHEMICALS - 2.2%
Huntsman Corp.:
   Term Loan A       03/31/07   4,392,754     3,614,340
   Term Loan B       03/31/07   2,107,246     1,733,222
Huntsman International, LLC:
   Term Loan B       06/30/07     375,300       369,366
   Term Loan C       06/30/08   1,006,030       989,976
Lyondell Chemical Co.,
   Term Loan E       05/17/06      91,773        92,046
Messer Griesheim Industries:
   Term Loan B       04/27/09     877,032       882,358
   Term Loan C       04/27/10   1,622,968     1,632,807
Noveon, Inc., (b)
   Term Loan A       03/31/07     344,636       342,660
                                           ------------
                                              9,656,775
                                           ------------




See notes to investment portfolio.

February 28, 2003 (Unaudited)

VARIABLE RATE SENIOR
LOAN INTERESTS (a)  (CONTINUED)       PAR         VALUE
-------------------------------------------------------
CONSUMER SERVICES - 0.9%
Alderwoods Group, Inc.:
   Note 5 Year       01/02/07  $  494,000   $   481,650
   Note 7 Year       01/02/09     880,114       836,108
Loewen Group, Inc., (d)
   Revolver          06/30/04     121,471       121,471
Stewart Enterprises, Inc.,
   Term Loan         06/29/06   2,403,958     2,421,593
                                           ------------
                                              3,860,822
                                           ------------
CONSUMER SPECIALTIES - 2.2%
American Greetings Corp.,
   Term Loan B       06/15/06   2,954,028     2,996,279
Church & Dwight Co., Inc.,
   Term Loan B       09/30/07     995,000     1,001,758
Johnson Diversey, Inc.,
   Term Loan B       11/03/09   2,321,667     2,337,238
Jostens, Inc.,
   Term Loan A       05/31/06     390,678       383,683
Mary Kay Corp.,
   Term Loan B       10/03/07   3,076,899     3,096,010
                                           ------------
                                              9,814,968
                                           ------------
CONTAINERS/PACKAGING - 0.6%
Riverwood International Corp.: (b)
   Revolver          12/31/06     125,000       121,549
   Term Loan B2      03/31/07   2,487,500     2,485,603
                                           ------------
                                              2,607,152
                                           ------------
DIVERSIFIED COMMERCIAL SERVICES - 1.6%
Enterprise Profit Solutions Corp., (c)(d)
   Term Loan A       06/14/10     498,039         --(e)
Outsourcing Solutions, Inc., (c)(d)
   Term Loan B       12/10/06   5,797,946     4,116,542
Transcore Holdings, Inc.,
   Term Loan B       10/01/06   2,793,000     2,802,264
                                           ------------
                                              6,918,806
                                           ------------
DIVERSIFIED MANUFACTURING - 4.1%
Enersys, Inc.,
   Term Loan B       11/09/08   4,924,904     4,878,292
Flowserve Corp.,
   Term Loan C       06/30/09     829,247       829,144
Freedom Forge Corp., (c)(d)
   Term Loan         12/17/04     244,736         --(e)
General Cable Corp.,
   Term Loan B       05/25/07   1,639,120     1,409,693
Gentek, Inc.,
   Term Loan C       10/31/07     339,226       183,471
Jason, Inc.,
   Term Loan B       06/30/07   2,305,410     2,198,565




                                      PAR         VALUE
-------------------------------------------------------
Polymer Group, Inc.:
   Term Loan B       12/20/05 $ 2,975,410   $ 2,726,752
   Term Loan C       12/20/06   3,387,500     3,110,973
Polypore, Inc.,
   Term Loan B       12/31/06   1,865,637     1,861,163
Superior Telecom, Inc.,
   Term Loan B       11/27/05   2,452,415       870,657
                                           ------------
                                             18,068,710
                                           ------------
ELECTRIC UTILITIES - 3.4%
AES Corp.,
   Term Loan C       04/15/05   3,959,510     3,803,418
Calpine Corp.,
   Term Loan B       03/08/04   3,798,260     3,490,366
Michigan Electric Transmission Co.,
   Term Loan         05/01/07     995,000       995,309
Mission Energy Holding Co.: (c)
   Term Loan A       07/02/06   3,246,754     1,785,833
   Term Loan B       07/02/06   9,253,246     5,089,624
                                           ------------
                                             15,164,550
                                           ------------
ELECTRONIC COMPONENTS - 1.7%
IPC Acquisition Corp.,
   Term Loan         12/31/06   1,486,277     1,489,324
Sanmina SCI Corp.,
   Term Loan B       12/23/07   1,500,000     1,523,232
Viasystems, Inc.,
   Term Loan B       09/30/08   6,412,667     4,441,052
                                           ------------
                                              7,453,608
                                           ------------
ENGINEERING & CONSTRUCTION - 1.9%
URS Corp.,
   Term Loan B       08/22/08     997,500       953,877
Washington Group International,
   Revolver B        07/23/04   7,500,000     7,498,944
                                           ------------
                                              8,452,821
                                           ------------
ENVIRONMENTAL SERVICES - 3.3%
Allied Waste North America, Inc.:
   Term Loan A       07/21/05     619,250       619,796
   Term Loan B       07/21/06   2,640,663     2,635,877
   Term Loan C       07/21/07   3,168,797     3,163,066
Environmental Systems Products
Holdings, Inc.:
   Tranche 1         12/31/04   3,642,619     3,478,701
   Tranche 2         12/31/04     656,357       556,270
Synagro Technologies, Inc.,
   Term Loan         05/07/08   4,298,931     4,310,758
                                           ------------
                                             14,764,468
                                           ------------




See notes to investment portfolio.

February 28, 2003 (Unaudited)

VARIABLE RATE SENIOR
LOAN INTERESTS (a)  (CONTINUED)       PAR         VALUE
-------------------------------------------------------
FARMING/AGRICULTURE - 1.4%
Hines Nurseries, Inc.,
   Term Loan B       02/28/05 $ 2,283,993   $ 2,281,025
Quality Stores, Inc., (c)(d)
   Term Loan B       04/30/06   1,527,683        60,038
United Industries Corp.,
   Term Loan B       01/20/06   3,943,675     3,955,973
                                           ------------
                                              6,297,036
                                           ------------
FINANCE COMPANIES- 0.2%
Finova Group, Inc.,
   Note              11/15/09   2,250,000       765,000
                                           ------------
FOOD CHAINS - 0.3%
Carrols Corp.,
   Term Loan B       12/31/07   1,423,810     1,408,642
                                           ------------
FOOD MANUFACTURING - 4.0%
American Seafoods Group, LLC,
   Term Loan B       03/31/09   3,457,024     3,473,221
Commonwealth Brands, Inc.,
   Term Loan         08/28/07   2,312,500     2,315,850
International Multifoods Corp.,
   Term Loan B       02/28/08   1,980,309     1,990,228
Merisant Corp.,
   Term Loan B       03/31/07   2,678,258     2,679,966
Michael Foods, Inc.,
   Term Loan B       04/10/08   1,024,199     1,030,266
Otis Spunkmeyer, Inc.,
   Term Loan B       01/21/09   2,965,909     2,964,055
Pinnacle Foods Holding Corp.,
   Term Loan         05/22/08     480,263       481,129
Southern Wine & Spirits of America, Inc.,
   Term Loan B       07/02/08   2,985,000     2,992,617
                                           ------------
                                             17,927,332
                                           ------------
HEALTH CARE - 4.7%
Alliance Imaging, Inc.,
   Term Loan A       11/02/06   2,595,420     2,508,756
Concentra Operating Corp.:
   Term Loan B       06/30/06   3,013,171     2,966,144
   Term Loan C       06/30/07   1,506,585     1,483,072
Davita, Inc.,
   Term Loan B       03/31/09   3,961,529     3,975,191
Fresenius Medical Care, Inc.,
   Term Loan B       02/21/10   2,340,000     2,345,850
Insight Health Services Corp.,
   Delayed Draw

   Term Loan (b)     10/17/08           1         4,849
   Term Loan B       10/17/08   3,950,000     3,974,503




                                      PAR         VALUE
-------------------------------------------------------
Team Health, Inc.,
   Term Loan B       10/31/08 $ 1,000,000     $ 969,655
Vicar Operating, Inc.,
   Term Loan C       09/30/08   2,487,500     2,500,982
                                           ------------
                                             20,729,002
                                           ------------
HOME FURNISHINGS - 0.1%
Simmons Co.,
   Term Loan B       10/29/05     261,006       261,916
                                           ------------
HOSPITAL MANAGEMENT - 1.6%
Community Health Systems, Inc.,
   Term Loan B       07/16/10   1,995,000     1,988,766
Iasis Healthcare Corp.,
   Term Loan B       02/07/09   2,500,000     2,525,769
Vanguard Health Systems,
   Incremental Term Loan
        01/03/10                2,400,000     2,419,040
                                           ------------
                                              6,933,575
                                           ------------
HOTELS/RESORT - 1.0%
Wyndham International, Inc.,
   Term Loan         06/30/06   5,917,511     4,299,846
                                           ------------
INDUSTRIAL MACHINERY/COMPONENTS - 0.4%
Terex Corp.,
   Term Loan         07/03/09   2,039,825     1,962,311
                                           ------------
MEDIA CONGLOMERATES - 0.1%
Bridge Information Systems: (d)
   Multidraw Term Loan07/07/03    544,524        73,511
   Revolver          07/07/03     350,228        47,281
   Term Loan A       07/07/03   1,141,399       154,089
   Term Loan B       05/29/05   3,239,260       437,300
                                           ------------
                                                712,181
                                           ------------
MEDICAL SPECIALTIES - 0.4%
Dade Behring, Inc.,
   Term Loan A1      10/01/08   2,000,000     2,001,695
                                           ------------

METALS/MINING - 2.6%
Copperweld Corp.,
   Term Loan A       05/16/03   2,154,167     1,572,536
OM Group,
   Term Loan C       04/01/06   4,494,987     4,311,206
Steel Dynamics, Inc.,
   Term Loan B       03/26/08   1,823,571     1,838,887
Stillwater Mining Co.,
   Term Loan B       12/31/07   3,845,976     3,712,596
                                           ------------
                                             11,435,225
                                           ------------





See notes to investment portfolio.

February 28, 2003 (Unaudited)

VARIABLE RATE SENIOR
LOAN INTERESTS (a)  (CONTINUED)       PAR         VALUE
-------------------------------------------------------
MOVIES/ENTERTAINMENT - 3.7%
AMF Bowling Worldwide, Inc.,
   Term Loan         02/28/08 $ 4,629,756   $ 4,620,696
Carmike Cinemas, Inc.,
   Term Loan         01/15/07   3,481,739     3,471,123
Loews Cineplex Entertainment Corp.,
   Term Loan         02/29/08   5,813,615     5,714,476
Metro-Goldwyn-Mayer Studios, Inc.,
   Term Loan B       06/30/08   2,500,000     2,487,998
                                           ------------
                                             16,294,293
                                           ------------
OIL REFINING/MARKETING - 0.6%
Tesoro Petroleum Corp.,
   Term Loan B       12/31/07   2,945,285     2,811,061
                                           ------------
PAPER - 0.9%
Appleton Papers, Inc.,
   Term Loan C       11/08/06   1,965,474     1,974,150
Bear Island Paper Co.,
   Term Loan         12/31/05     271,038       264,332
Port Townsend Paper Corp.,
   Term Loan B       03/16/07   1,965,000     1,749,649
                                           ------------
                                              3,988,131
                                           ------------
PHARMACEUTICAL - 0.6%
Medpointe, Inc.,
   Term Loan B       09/30/08   3,147,075     2,874,668
                                           ------------
PRINTING/PUBLISHING - 4.4%
American Media Operations, Inc.,
   Term Loan C1      04/01/07   2,500,000     2,507,916
Canwest Media, Inc.:
   Term Loan B2      05/15/08   1,801,929     1,802,899
   Term Loan C2      05/15/09   1,125,760     1,126,366
DIMAC Holdings: (d)
   Term Loan A       12/31/05     246,193           923
   Term Loan B       01/01/05      65,687         1,971
DIMAC Marketing Partners, Inc.: (d)
   Revolver          07/01/03      27,443            --(e)
   Term Loan B       01/01/05     160,714         4,861
Muzak, LLC,
   Term Loan B       12/31/06   1,437,455     1,361,544
Qwest Dex, Inc.,
   Term Loan A       08/30/04   3,833,333     3,969,697
Readers Digest Association, Inc.,
   Term Loan B       05/20/08   1,480,031     1,456,780
Sun Media Corp.,
   Term Loan B       02/07/09   1,500,000     1,502,368
Weekly Reader Corp.,
   Term Loan B       11/17/06   5,826,933     5,722,282
                                           ------------
                                             19,457,607
                                           ------------






                                      PAR         VALUE
-------------------------------------------------------
RAIL/SHIPPING - 2.4%
American Commercial Lines:
   Term Loan B       06/30/06   $ 956,424     $ 770,076
   Term Loan C       06/30/07   1,342,969     1,081,307
Dakota Minnesota Eastern Rail Corp.,
   Term Loan         07/25/07   1,980,000     1,990,042
Helm Financial Corp.,
   Term Loan B       10/18/06   5,276,677     4,891,270
RailAmerica Transportation Corp.:
   AUD Term Loan     05/23/09     280,000       279,700
   CDN Term Loan     05/23/09     233,333       233,083
   USD Term Loan B   05/23/09   1,236,667     1,235,221
                                           ------------
                                             10,480,699
                                           ------------
REAL ESTATE INVESTMENT TRUST - 1.1%
Corrections Corp. of America,
   Term Loan B       03/31/08   2,967,525     2,972,036
Macerich Partnership, L.P.,
   Term Loan         07/26/05   2,048,000     2,050,560
                                           ------------
                                              5,022,596
                                           ------------
RETAIL STORES - 0.4%
CH Operating, LLC,
   Term Loan         06/30/07   1,965,517     1,950,884
                                           ------------
SEMICONDUCTORS - 0.3%
Semiconductor Components Industries, LLC:
   Term Loan B       08/04/06     320,722       290,601
   Term Loan C       08/04/07     345,393       312,955
   Term Loan D       08/04/07     865,948       786,272
                                           ------------
                                              1,389,828
                                           ------------
STEEL/IRON ORE - 2.1%
Ispat Inland, LP.:
   Term Loan B       07/16/05   3,906,126     2,535,957
   Term Loan C       07/16/06   3,906,126     2,535,957
UCAR Finance, Inc.,
   Term Loan B       12/31/07   4,443,135     4,255,618
                                           ------------
                                              9,327,532
                                           ------------
TELECOMMUNICATIONS INFRASTRUCTURE EQUIPMENT - 0.5%
Spectrasite Communications, Inc.,
   Term Loan B       12/31/07   2,701,739     2,402,244
                                           ------------
TELECOMMUNICATIONS SERVICES - 1.9%
GT Group Telecom Services Corp., (c)(d)
   Vendor Term Loan  06/30/08   3,162,326        63,246
ICG Communications, Inc.,
   Term Loan         03/31/06     334,758       230,983
KMC Telecom, Inc.:
   Term Loan         07/01/07   1,984,751       744,935
   13.5% Sr. Disc. Notes 05/15/09  44,000           440
   12.5% Sr. Disc. Notes 02/15/08 168,000         1,680




See notes to investment portfolio.

February 28, 2003 (Unaudited)

VARIABLE RATE SENIOR
LOAN INTERESTS (a)  (CONTINUED)       PAR         VALUE
-------------------------------------------------------
TELECOMMUNICATIONS SERVICES (CONTINUED)
Time Warner Telecom,
   Term Loan B       03/31/08 $ 2,800,000   $ 2,394,705
TSI Telecommunication Services, Inc.,
   Term Loan B       12/31/06     948,864       906,758
Valor Telecommunications Enterprises, LLC,
   Term Loan B       06/30/08   4,871,586     4,297,334
                                           ------------
                                              8,640,081
                                           ------------
TEXTILES - 0.5%
Springs Industries, Inc.,
   Term Loan B       09/05/08   2,493,498     2,501,499
                                           ------------
TRANSPORTATION - 3.8%
Evergreen International Aviation, Inc.:
   Term Loan B1      05/07/03     886,623       758,064
   Term Loan B2      05/07/03   3,633,117     3,111,559
Motor Coach Industries, Inc.,
   Term Loan         06/16/05   5,098,771     3,943,133
Transportation Technology,
   Term Loan B       03/31/07   6,442,578     5,470,045
United Airlines,
   Term Loan B       07/01/04   4,000,000     3,840,565
                                           ------------
                                             17,123,366
                                           ------------
WIRELESS TELECOMMUNICATIONS - 8.7%
American Cellular Corp.:
   Term Loan B       03/31/08     567,430       426,656
   Term Loan C       03/31/09     647,873       487,141
Centennial Cellular Operating Co., LLC,
   Term Loan A       11/30/06   2,587,500     2,122,001
Centennial Puerto Rico Operations Corp.:
   Term Loan B       05/31/07   3,658,113     2,867,202
   Term Loan C       11/30/07   2,753,428     2,158,712
Cricket Communications, Inc., (d)
   Vendor Term Loan  06/30/08  19,000,000     4,180,000
Nextel Finance Co.:
   Term Loan B       06/30/08   1,998,125     1,908,070
   Term Loan C       12/31/08   3,085,625     2,947,541
   Term Loan D       03/31/09   1,500,000     1,400,654
Nextel Partners, Inc.,
   Term Loan B       01/29/08   6,000,000     5,574,668
Rural Cellular Corp.:
   Term Loan B       10/03/08   2,663,316     2,304,561
   Term Loan C       04/03/09   2,663,316     2,304,561
Sygnet Wireless, Inc.:
   Term Loan B       03/23/07   1,590,821     1,415,887
   Term Loan C       12/23/07   4,019,222     3,576,487




                                      PAR         VALUE
-------------------------------------------------------
Ubiquitel Operating Co.:
   Term Loan A       09/30/07   $ 938,776     $ 662,257
   Term Loan B       11/17/08   4,224,490     2,723,575
Western Wireless Corp.,
   Term Loan A       03/31/08   2,000,000     1,594,933
                                           ------------
                                             38,654,906
                                           ------------
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(cost of $437,890,780)                      394,190,622
                                           ------------

COMMON STOCKS (f) - 2.1%           SHARES
-------------------------------------------------------
BUSINESS SERVICES - 0.4%
NATG Holdings LLC (c)             322,876     1,614,380
                                           ------------
CONSUMER SERVICES - 0.1%
Alderwoods Group, Inc.             97,955       363,413
                                           ------------
ENGINEERING & CONSTRUCTION - 1.5%
Washington Group
   International, Inc.            442,972     6,573,704
                                           ------------
HEALTHCARE SERVICES - 0.0%
Sun Healthcare Group              182,213        50,109
                                           ------------
MOVIES/ENTERTAINMENT - 0.1%
AMF Bowling Worldwide, Inc.        19,918       378,442
                                           ------------

TOTAL COMMON STOCKS
(cost of $11,038,242)                         8,980,048
                                           ------------

PREFERRED STOCKS (c)(f) - 0.1%
-------------------------------------------------------
ENVIRONMENTAL SERVICES - 0.1%
Environmental System                  620       619,928
     (cost of $697,302)                    ------------


SHORT-TERM OBLIGATIONS - 8.7%         PAR
-------------------------------------------------------
COMMERCIAL PAPER - 8.5%
International Lease Finance,
   1.330%         03/03/03    $18,000,000    17,998,670
UBS Financial,
   1.310%         03/03/03     20,000,000    19,998,544
                                           ------------
                                             37,997,214
                                           ------------




See notes to investment portfolio.

February 28, 2003 (Unaudited)

SHORT-TERM
OBLIGATIONS  (CONTINUED)              PAR         VALUE
-------------------------------------------------------
TIME DEPOSIT - 0.2%
State Street Bank & Trust Co.,
   0.250%         03/03/03    $ 1,100,000   $ 1,100,000
                                           ------------

TOTAL SHORT TERM OBLIGATIONS
(cost of $39,097,214)                        39,097,214
                                           ------------

TOTAL INVESTMENTS - 99.4%
(cost of $488,723,538)(g)                   442,887,812
                                           ------------

OTHER ASSETS & LIABILITIES, NET - 0.6%        2,528,195
-------------------------------------------------------
NET ASSETS - 100.0%                        $445,416,007
                                           ============




NOTES TO INVESTMENT PORTFOLIO:

(a)Senior Loans in which the Portfolio invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (`LIBOR') and (iii) the certificate of deposit rate. Senior loans are generally considered to be restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(b)Unfunded commitments, see Note 8.
(c)Represents fair value as determined in good faith under procedures approved by the Trustees.
(d)These issuers are in default of certain debt covenants. Income is not being accrued.
(e)Amount rounds to less than $1.
(f)Non-income producing.
(g)Cost for federal income tax purposes is $488,789,198.



See notes to financial statements.

Stein Roe Floating Rate Limited Liability Company

Statement of Assets and Liabilities

February 28, 2003 (Unaudited)

ASSETS:

Investments, at cost                       $488,723,538
                                           ------------
Investments, at value                      $442,887,812
Cash                                            492,262
Receivable for:
   Investments sold                              36,695
   Interest and fees                          2,577,379
   Reimbursement due from Advisor                68,751
Deferred Trustees' compensation plan                324
Other assets                                    118,797
                                           ------------
     Total Assets                           446,182,020
                                           ------------
LIABILITIES:
Deferred facility fees                          353,217
Payable for:
   Management fee                               148,643
   Transfer agent fee                               975
   Pricing and bookkeeping fees                  61,790
   Custody fee                                    2,941
Deferred Trustees' fee                              324
Other liabilities                               198,123
                                           ------------
     Total Liabilities                          766,013
                                           ------------
NET ASSETS                                 $445,416,007
                                           ============





Statement of Operations

For the Six Months Ended
February 28, 2003 (Unaudited)

INVESTMENT INCOME:
Interest                                   $ 15,444,556
Facility and other fees                         589,968
                                           ------------
   Total Investment Income                   16,034,524

EXPENSES:
Management fee                                1,044,447
Transfer agent fee                                2,976
Trustees' fee                                     1,685
Custody fee                                       9,136
Pricing and bookkeeping fees                    135,337
Legal fee                                        74,743
Other expenses                                   43,584
                                           ------------
   Total Expenses                             1,311,908
Custody earnings credit                            (195)
                                           ------------
   Net Expenses                               1,311,713
                                           ------------
Net Investment Income                        14,722,811
                                           ------------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON PORTFOLIO POSITIONS:
Net realized loss on investments            (10,161,908)
Net increase in reimbursement
   due from Advisor (See Note 9)                 68,751
Net change in unrealized
   appreciation/depreciation on investments   7,428,942
                                           ------------
Net Loss                                     (2,664,215)
                                           ------------

Net Increase in Net Assets from Operations $ 12,058,596
                                           ============





See notes to financial statements.

Stein Roe Floating Rate Limited Liability Company

Statement of Changes in Net Assets


                                                                                    (UNAUDITED)
                                                                                 SIX MONTHS ENDED        YEAR ENDED
                                                                                   FEBRUARY 28,          AUGUST 31,
INCREASE (DECREASE) IN NET ASSETS:                                                     2003                 2002
=======================================================================================================================
OPERATIONS:
Net investment income                                                               $ 14,722,811        $ 38,015,994
Net realized loss on investments                                                     (10,161,908)        (12,166,254)
Net increase in reimbursement due from Advisor (See Note 9)                               68,751                  --
Net change in unrealized appreciation/depreciation on investments                      7,428,942         (37,403,502)
                                                                                    ------------        ------------
Net Increase (Decrease) from Operations                                               12,058,596         (11,553,762)
                                                                                    ------------        ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
   Contributions                                                                      11,106,334          80,963,660
   Withdrawals                                                                      (114,236,585)       (200,374,089)
                                                                                    ------------        ------------
     Net Decrease from Transactions in
       Investors' Beneficial Interest                                               (103,130,251)       (119,410,429)
                                                                                    ------------        ------------
Total Decrease in Net Assets                                                         (91,071,655)       (130,964,191)
NET ASSETS:
Beginning of period                                                                  536,487,662         667,451,853
                                                                                    ------------        ------------
End of period                                                                       $445,416,007        $536,487,662
                                                                                    ============        ============




See notes to financial statements.

Stein Roe Floating Rate Limited Liability Company

Statement of Cash Flows

For the Six Months Ended
February 28, 2003 (Unaudited)

INCREASE (DECREASE) IN CASH
=======================================================
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Investment Income                       $14,722,811

Adjustments to reconcile net investment
income to net cash provided by
operating activities:
Purchase of investment securities          (116,910,263)
Proceeds from disposition of
   investment securities                    172,558,204
Sale of short-term portfolio
   investments, net                          33,394,435
Increase in receivable for
   reimbursement due from Advisor               (68,751)
Decrease in interest and fees receivable        346,318
Decrease in receivable for investments sold     101,395
Increase in other assets                       (107,547)
Decrease in deferred facility fees             (171,562)
Increase in payable for accrued expenses         11,696
Increase in other liabilities                   162,666
Net amortization/accretion of income         (2,577,478)
Decrease in payable for
   investments purchased                       (159,716)
                                          -------------
Net cash provided by operating activities   101,302,208

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from capital contributions          11,106,334
Payment of capital withdrawals             (114,236,585)
                                          -------------
Net cash flows used for
     financing activities                  (103,130,251)
                                          -------------
Net decrease in cash                         (1,828,043)

CASH:
Cash at beginning of period                   2,320,305
                                          -------------
Cash at end of period                     $     492,262
                                          =============




See notes to financial statements.

Liberty Floating Rate Fund

Statement of Assets and Liabilities

February 28, 2003 (Unaudited)

ASSETS:

Investments in Portfolio, at cost          $392,373,202
                                          -------------
Investments in Portfolio, at value         $355,790,226
Receivable for:
   Fund shares sold                             726,662
   Expense reimbursement due from Advisor        98,882
Deferred Trustees' compensation plan              1,659
Other assets                                    113,945
                                          -------------
     Total Assets                           356,731,374
                                          -------------
LIABILITIES:
Payable for:
   Distributions                                553,466
   Administration fee                            52,704
   Transfer agent fee                           213,910
   Pricing and bookkeeping fees                   7,717
   Trustees' fee                                    187
   Custody fee                                      130
   Registration fee                              26,833
Deferred Trustees' fee                            1,659
Other liabilities                                14,664
                                          -------------
     Total Liabilities                          871,270
                                          -------------
NET ASSETS                                 $355,860,104
                                          =============
COMPOSITION OF NET ASSETS:
Paid-in capital                            $417,332,390
Overdistributed net investment income           (41,168)
Accumulated net realized loss
   allocated from Portfolio                 (24,848,142)
Net unrealized depreciation on
   investments allocated from Portfolio     (36,582,976)
                                          -------------
NET ASSETS                                 $355,860,104
                                          =============
CLASS A:
Net assets                                 $ 80,272,153
Shares outstanding                            9,136,761
                                          -------------
Net asset value and redemption
    price per share                        $       8.79(a)
                                          =============
Maximum offering price per share
   ($8.79/0.9650)                          $       9.11(b)
                                          =============
CLASS B:

Net assets                                 $155,746,344
Shares outstanding                           17,727,470
                                          -------------
Net asset value and offering
    price per share                        $       8.79(a)
                                          =============
CLASS C:
Net assets                                 $110,966,558
Shares outstanding                           12,630,227
                                          -------------
Net asset value and offering
    price per share                        $       8.79(a)
                                          =============
CLASS Z:
Net assets                                 $  8,875,049
Shares outstanding                            1,010,165
                                          -------------
Net asset value, offering and redemption
   price per share                         $       8.79
                                          =============

(a)Redemption price per share is equal to net asset value less any applicable early withdrawal charge.
(b)On sales of $100,000 or more the offering price is reduced.





Statement of Operations

For the Six Months Ended
February 28, 2003 (Unaudited)

INVESTMENT INCOME:
Interest and fees allocated from Portfolio  $12,745,583

EXPENSES:
Expenses allocated from Portfolio             1,042,693
Administration fee                              367,529
Distribution fee:
   Class A                                       42,525
   Class B                                      355,388
   Class C                                      345,748
Service fee:
   Class A                                      106,314
   Class B                                      197,437
   Class C                                      144,062
Pricing and bookkeeping fees                     68,583
Transfer agent fee                              496,582
Trustees' fee                                     9,478
Custody fee                                         595
Other expenses                                   97,875
                                          -------------
   Total Expenses                             3,274,809
Fees and expenses waived
   or reimbursed by Advisor                    (613,242)
                                          -------------
   Net Expenses                               2,661,567
                                          -------------
Net Investment Income                        10,084,016
                                          -------------

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS ALLOCATED
FROM PORTFOLIO:
Net realized loss on investments
   allocated from Portfolio                  (8,126,619)
Net increase in reimbursement
   due from Advisor allocated
   from Portfolio (See Note 9)                   54,605
Net change in unrealized
   appreciation/depreciation
   on investments allocated from Portfolio    6,011,825
                                          -------------
   Net Loss                                  (2,060,189)
                                          -------------
Net Increase in Net Assets
   from Operations                         $  8,023,827
                                          =============



See notes to financial statements.

Liberty Floating Rate Fund

Statement of Changes in Net Assets

                              (UNAUDITED)
                              SIX MONTHS
                                 ENDED     YEAR ENDED
INCREASE (DECREASE)          FEBRUARY 28,  AUGUST 31,
IN NET ASSETS:                   2003         2002
------------------------------------------------------

OPERATIONS:
Net investment income        $ 10,084,016 $ 26,458,047
Net realized loss on
   investments allocated
   from Portfolio              (8,126,619)  (8,907,633)
Net increase in reimbursement
   due from Advisor allocated
   from Portfolio (See Note 9)     54,605           --
Net change in unrealized
   appreciation/depreciation
   on investments allocated
   from Portfolio               6,011,825  (30,883,851)
                              -----------  -----------
Net Increase (Decrease) from
   Operations                   8,023,827  (13,333,437)
                              -----------  -----------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                     (2,455,444)  (7,104,057)
   Class B                     (4,279,912) (10,221,673)
   Class C                     (3,038,678)  (8,408,033)
   Class Z                       (282,734)    (809,139)
From net realized capital gains:
   Class A                             --         (456)
   Class B                             --         (655)
   Class C                             --         (539)
   Class Z                             --          (52)
                              -----------  -----------
Total Distributions Declared
   to Shareholders            (10,056,768) (26,544,604)
                              -----------  -----------

SHARE TRANSACTIONS:
Class A:
   Subscriptions                1,875,968   28,944,806
   Distributions reinvested     1,815,771    4,435,355
   Redemptions                (31,529,846) (52,671,603)
                              -----------  -----------
     Net Decrease             (27,838,107) (19,291,442)
                              -----------  -----------
Class B:
   Subscriptions                4,839,152   20,986,672
   Distributions reinvested     2,792,317    5,846,660
   Redemptions                (25,724,766) (32,352,200)
                              -----------  -----------
     Net Decrease             (18,093,297)  (5,518,868)
                              -----------  -----------
Class C:
   Subscriptions                6,002,841   29,374,992
   Distributions reinvested     2,306,648    5,754,828
   Redemptions                (33,794,162) (69,520,549)
                              -----------  -----------
     Net Decrease             (25,484,673) (34,390,729)
                              -----------  -----------
Class Z:
   Subscriptions                  771,307    5,244,801
   Distributions reinvested        31,114       74,304
   Redemptions                 (5,117,970)  (2,625,789)
                              -----------  -----------
     Net Increase (Decrease)   (4,315,549)   2,693,316
                              -----------  -----------




                              (UNAUDITED)
                              SIX MONTHS
                                 ENDED     YEAR ENDED
                             FEBRUARY 28,  AUGUST 31,
                                 2003         2002
-------------------------------------------------------
Net Decrease from
   Share Transactions        $(75,731,626)$(56,507,723)
                              -----------  -----------
Total Decrease in Net Assets  (77,764,567) (96,385,764)

NET ASSETS:
Beginning of period           433,624,671  530,010,435
                              -----------  -----------
End of period (including
   overdistributed net
   investment income
   of $(41,168) and
   $(68,416), respectively)  $355,860,104 $433,624,671
                              -----------  -----------

CHANGES IN SHARES:
Class A:
   Subscriptions                  214,820    3,083,643
   Issued for distributions
     reinvested                   207,881      473,895
   Redemptions                 (3,579,955)  (5,608,115)
                              -----------  -----------
     Net Decrease              (3,157,254)  (2,050,577)
                              -----------  -----------
Class B:
   Subscriptions                  553,276    2,248,559
   Issued for distributions
     reinvested                   319,770      624,817
   Redemptions                 (2,926,251)  (3,446,281)
                              -----------  -----------
     Net Decrease              (2,053,205)    (572,905)
                              -----------  -----------
Class C:
   Subscriptions                  686,746    3,143,271
   Issued for distributions
     reinvested                   264,157      614,545
   Redemptions                 (3,843,137)  (7,394,823)
                              -----------  -----------
     Net Decrease              (2,892,234)  (3,637,007)
                              -----------  -----------
Class Z:
   Subscriptions                   88,165      560,381
   Issued for distributions
     reinvested                     3,560        7,930
   Redemptions                   (580,218)    (281,403)
                              -----------  -----------
     Net Increase (Decrease)     (488,493)     286,908
                              -----------  -----------



See notes to financial statements.

Notes to Financial Statements

February 28, 2003 (Unaudited)

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty Floating Rate Fund (the "Fund") is a non-diversified, closed-end management investment company organized as a Massachusetts business trust. The Fund invests all of its investable assets in Stein Roe Floating Rate Limited Liability Company (the "Portfolio"), which seeks to provide a high-level of current income, consistent with preservation of capital. The Fund authorized an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front end sales charge and an annual distribution fee. A 1.00% early withdrawal charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and an early withdrawal charge. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to an early withdrawal charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

The Portfolio is a non-diversified, closed-end management investment company organized as a Delaware limited liability company. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on methods in compliance with the Internal Revenue Service. At February 28, 2003, Liberty Floating Rate Fund and Liberty-Stein Roe Institutional Floating Rate Income Fund owned 79.9% and 20.1%, respectively, of the Portfolio.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio and Fund in the preparation of their financial statements.

SECURITY VALUATION AND TRANSACTIONS:

The value of the Portfolio is determined in accordance with guidelines established, and periodically reviewed, by the Board of Trustees. Senior loans are generally valued using market prices or quotations provided by banks, dealers or pricing services with respect to secondary market transactions. The prices provided by these principal market makers may differ from the value that would be realized if the loans were sold and the difference could be material to the financial statements. In the absence of actual market values, senior loans will be valued by Stein Roe & Farnham Incorporated (the "Advisor"), an indirect, wholly-owned subsidiary of Columbia Management Group, Inc., at fair value, which is intended to approximate market value, pursuant to procedures approved by the Board of Trustees. In determining fair value, the Advisor will consider on an ongoing basis, among other factors, (i) the creditworthiness of the Borrower;
(ii) the current interest rate, the interest rate redetermination period and maturity of such senior loan interests; and (iii) recent prices in the market for instruments of similar quality, rate and interest rate redetermination period and maturity. Because of uncertainty inherent in the valuation process, the estimated value of a senior loan interest may differ significantly from the value that would have been used had there been market activity for that senior loan interest.

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the last day, at the current quoted bid price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:
All income, expenses (other than the Class A, Class B and Class C service and distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

February 28, 2003 (Unaudited)


Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service and distribution fees per share applicable to Class A, Class B and Class C shares.

FEDERAL INCOME TAXES:

No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and make distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods in compliance with the Internal Revenue Service.

INTEREST INCOME, DEBT DISCOUNT
AND PREMIUM:

Interest income is recorded on the accrual basis. Facility fees received are treated as market discounts. Market premiums and discounts are amortized over the estimated life of each applicable loan. Unamortized facility fees are reflected as deferred fees on the Statement of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS:

The Fund declares and records distributions daily and pays monthly.

STATEMENT OF CASH FLOWS:

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Portfolio's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account and does not include any short-term investments at February 28, 2003.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following capital loss carryforwards, determined as of August 31, 2002, are available to the Fund to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.

         YEAR OF           CAPITAL LOSS
       EXPIRATION          CARRYFORWARDS
       ----------          -------------
           2010              $7,156,391


NOTE 3. FEES AND COMPENSATION PAID
TO AFFILIATES

MANAGEMENT FEE:

The Advisor receives a monthly fee equal to 0.45% annually of the Portfolio's average daily net assets.

ADMINISTRATION FEE:

The Advisor provides accounting and other services for a monthly fee equal to 0.20% annually of the Fund's average daily net assets.

PRICING AND BOOKKEEPING FEES:

The Administrator is responsible for providing pricing and bookkeeping services to the Portfolio and Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Portfolio and Fund, the Advisor receives from the Portfolio and Fund an annual flat fee of $10,000 and $5,000 respectively, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the six months ended February 28, 2003, the net asset based fee was 0.035%. The Portfolio also pays out-of-pocket costs for pricing services.

February 28, 2003 (Unaudited)

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee comprised of 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

The Portfolio pays the Transfer Agent a monthly fee equal to $6,000 annually.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. For the six months ended February 28, 2003, the Fund has been advised that the Distributor retained $2,287 net underwriting discounts on sales of the Fund's Class A shares and received early withdrawal charges (EWC) of $2,015, $385,932 and $18,695 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires it to pay the Distributor a monthly service fee equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.10%, 0.45% and 0.60% annually of the average daily net assets attributable to Class A, Class B and Class C shares only.

The EWC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:

The Advisor has voluntarily agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (inclusive of allocated Portfolio expenses but exclusive of service fees, distribution fees, brokerage commissions, interest, commitment fees, taxes and extraordinary expenses, if any) exceed 0.80% of the Fund's average daily net assets.

OTHER:

The Portfolio and Fund pay no compensation to their officers, all of whom are employees of the Advisor. The Portfolio has an agreement with its custodian bank under which $195 of custody fees were reduced by balance credits for the six months ended February 28, 2003. The Portfolio could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

During the six months ended February 28, 2003, purchases and sales of investments, other than short-term obligations, by the Portfolio were $116,910,263 and $172,558,204, respectively. Unrealized appreciation (depreciation) at February 28, 2003, based on cost for federal tax purposes, was:

Gross unrealized appreciation            $  9,655,827
Gross unrealized depreciation             (55,557,213)
                                         ------------
   Net unrealized depreciation           $(45,901,386)
                                         ------------

OTHER:

The Portfolio may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. TENDER OF SHARES

The Board of Trustees has adopted a policy of making tender offers on a quarterly basis. The Board has designated the 15th day of March, June, September and December, each year, or the next business day if the 15th is not a business day as the Repurchase Request Deadline. Tender offers are made for a portion of the Fund's then outstanding shares at the net asset value of the shares as of the Repurchase Pricing Date. The tender offer amount, which is determined by the Board of Trustees, will be at least 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline. The Fund may repurchase an additional amount of shares up to 2% of the shares outstanding on the Repurchase Request Deadline. During the six months ended February 28, 2003, there were two tender offers in September and December. The Fund offered to repurchase 15% and 15%, respectively, of its shares and 13.81% and 9.32%, respectively, of shares outstanding were tendered.

February 28, 2003 (Unaudited)

NOTE 6. SENIOR LOAN PARTICIPATION COMMITMENTS

The Portfolio invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When the Portfolio purchases a participation of a Senior Loan interest, the Portfolio typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Portfolio assumes the credit risk of the Borrower, Selling Participant or other persons interpositioned between the Portfolio and the Borrower.

At February 28, 2003, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Portfolio on a participation basis.

Selling                       Principal
Participant                    Amount        Value
-----------                    -------       -----
Citibank:
  CSC Holdings, Inc.,
    Revolver                 $1,497,500    $1,393,530
  Simmons Co.,
    Term Loan B                 261,006       261,916
Goldman Sachs Credit
  Partners LP:
  Bridge Information
  Systems,
    Multi-Draw Term Loan        544,524        73,511

The ability of borrowers to meet their obligations may be affected by economic developments in a specific industry.

NOTE 7. LINE OF CREDIT

The Portfolio has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Portfolio's borrowings shall not exceed 33 1/3% of the value of its total net assets (exclusive of borrowings). The Portfolio is part of a $200,000,000 credit facility that has been set up as a means of borrowing. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. In addition, a commitment fee of 0.10% per annum on the Portfolio's unused commitment shall be paid quarterly by each fund based on the relative asset size of the Portfolio to the other investment companies participating in this agreement. The commitment fee is included in "Other expenses" on the Statement of Operations. Because several investment companies participate, there is no assurance that an individual fund or portfolio will have access to the entire $200,000,000 at any particular time. For the six months ended February 28, 2003, there were no borrowings under the agreement.

NOTE 8. UNFUNDED LOAN COMMITMENTS

As of February 28, 2003, the Portfolio had unfunded loan commitments of $4,766,356, which could be extended at the option of the Borrower, pursuant to the following loan agreements:

                                            Unfunded
Borrower                                  Commitments
--------                                  -----------
CSC Holdings, Inc.                         $ 753,750
Federal-Mogul Corp.                          262,606
Insight Health Services Corp.              2,000,000
Noveon, Inc.                                 625,000
Riverwood International Corp.              1,125,000
                                          ----------
                                          $4,766,356
                                          ----------

NOTE 9. OTHER

During the six months ended February 28, 2003, the Portfolio held Team Health, Inc., a violation of investment restrictions. A portion of this position was sold off at a loss of $68,751 and the Fund was reimbursed by the Advisor. The remaining position as of February 28, 2003, was subsequently sold in March 2003.

NOTE 10. SUBSEQUENT EVENT

On April 1, 2003, the Advisor merged into Columbia Management Advisers, Inc. ("Columbia"), a direct subsidiary of Columbia Management Group, Inc., which subsequently became the investment advisor of the Fund. The merger will not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund to Columbia.

Stein Roe Floating Rate Limited Liability Company--Financial Highlights


Selected data for a share outstanding throughout each period is as follows:


                                            (UNAUDITED)
                                         SIX MONTHS ENDED                  YEAR ENDED AUGUST 31,                PERIOD ENDED
                                           FEBRUARY 28,    ----------------------------------------------------   AUGUST 31,
                                               2003             2002               2001            2000           1999 (a)
=============================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses                             0.57%(b)(c)      0.55%(b)         0.53%(b)         0.55%            0.96%(c)
Interest expense                                  --            0.03%               --               --               --
Net investment income                          6.35%(b)(c)      6.42%(b)(d)      8.94%(b)         9.26%            7.59%(c)
Portfolio turnover rate                          28%(e)           70%              63%              21%              17%(e)

(a)From commencement of operations on December 17, 1998.
(b)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(c)Annualized.
(d)Effective September 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, was to increase the ratio of net investment income to average net assets from 6.41% to 6.42%. Ratios for the periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(e)Not annualized.

Liberty Floating Rate Fund -- Financial Highlights


Selected data for a share outstanding throughout each period is as follows:


                                                            (UNAUDITED)                YEAR ENDED
                                                         SIX MONTHS ENDED             AUGUST 31,              PERIOD ENDED
                                                           FEBRUARY 28,   ----------------------------------    AUGUST 31,
CLASS A SHARES                                                 2003               2002            2001           2000 (a)
===========================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                         $  8.83          $  9.62          $ 10.00          $ 10.05
                                                             -------          -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                       0.26             0.54(c)          0.81             0.71
Net realized and unrealized loss allocated from Portfolio      (0.05)           (0.79)(c)        (0.37)           (0.05)
                                                             -------          -------          -------          -------
     Total from Investment Operations                           0.21            (0.25)            0.44             0.66
                                                             -------          -------          -------          -------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                                     (0.25)           (0.54)           (0.82)           (0.71)
From net realized gains                                           --               --(d)            --(d)            --(d)
                                                             -------          -------          -------          -------
     Total Distributions Declared to Shareholders              (0.25)           (0.54)           (0.82)           (0.71)
                                                             -------          -------          -------          -------
NET ASSET VALUE, END OF PERIOD                               $  8.79          $  8.83          $  9.62          $ 10.00
                                                             =======          =======          =======          =======
Total return (e)(f)                                            2.43%(g)(h)    (2.67)%            4.56%            6.79%(h)
                                                             =======          =======          =======          =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses                                             1.15%(i)         1.15%            1.15%            1.15%(i)
Interest expense allocated from Portfolio                         --            0.03%               --               --
Net expenses                                                   1.15%(i)         1.18%            1.15%            1.15%(i)
Net investment income                                          5.81%(i)         5.83%(c)         8.28%            8.53%(i)
Waiver/reimbursement                                           0.33%(i)         0.28%            0.18%            0.13%(i)
Net assets, end of period (000's)                           $ 80,272         $108,583         $138,058         $147,209

(a)Class A shares were initially offered on November 2, 1999. Per share data reflects activity from that date.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, to the net investment income and net realized and unrealized loss per share was less than $0.01, and increased the ratio of net investment income to average net assets from 5.82% to 5.83%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(d)Rounds to less than $0.01.
(e)Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)Total return at net asset value assuming all distributions reinvested and no initial sales charge.
(g)At February 28, 2003, 0.11% of the Fund's total return consists of a voluntary reimbursement by the Advisor for a realized investment loss on an investment not meeting the Fund's investment restrictions. Excluding this item, total return would have been 2.32%.
(h)Not annualized.
(i)Annualized.

Selected data for a share outstanding throughout each period is as follows:


                                                            (UNAUDITED)                YEAR ENDED
                                                         SIX MONTHS ENDED             AUGUST 31,              PERIOD ENDED
                                                           FEBRUARY 28,   ----------------------------------    AUGUST 31,
CLASS B SHARES                                                 2003               2002            2001           2000 (a)
===========================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                         $  8.83          $  9.62          $ 10.00          $ 10.05
                                                             -------          -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                       0.24             0.51(c)          0.77             0.67
Net realized and unrealized loss allocated from Portfolio      (0.05)           (0.79)(c)        (0.37)           (0.05)
                                                             -------          -------          -------          -------
     Total from Investment Operations                           0.19            (0.28)            0.40             0.62
                                                             -------          -------          -------          -------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                                     (0.23)           (0.51)           (0.78)           (0.67)
From net realized gains                                           --               --(d)            --(d)            --(d)
                                                             -------          -------          -------          -------
     Total Distributions Declared to Shareholders              (0.23)           (0.51)           (0.78)           (0.67)
                                                             -------          -------          -------          -------
NET ASSET VALUE, END OF PERIOD                               $  8.79          $  8.83          $  9.62          $ 10.00
                                                             =======          =======          =======          =======
Total return (e)(f)                                            2.26%(g)(h)    (3.02)%            4.19%            6.35%(h)
                                                             =======          =======          =======          =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses                                             1.50%(i)         1.50%            1.50%            1.50%(i)
Interest expense allocated from Portfolio                         --            0.03%               --               --
Net expenses                                                   1.50%(i)         1.53%            1.50%            1.50%(i)
Net investment income                                          5.46%(i)         5.48%(c)         7.93%            8.18%(i)
Waiver/reimbursement                                           0.33%(i)         0.28%            0.18%            0.13%(i)
Net assets, end of period (000's)                           $155,746         $174,707         $195,891         $ 83,695

(a)Class B shares were initially offered on November 2, 1999. Per share data reflects activity from that date.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, to the net investment income and net realized and unrealized loss per share was less than $0.01, and increased the ratio of net investment income to average net assets from 5.47% to 5.48%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(d)Rounds to less than $0.01.
(e)Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)Total return at net asset value assuming all distributions reinvested and no early withdrawal charge.
(g)At February 28, 2003, 0.12% of the Fund's total return consists of a voluntary reimbursement by the Advisor for a realized investment loss on an investment not meeting the Fund's investment restrictions. Excluding this item, total return would have been 2.14%.
(h)Not annualized.
(i)Annualized.

Selected data for a share outstanding throughout each period is as follows:


                                                            (UNAUDITED)                YEAR ENDED
                                                         SIX MONTHS ENDED             AUGUST 31,              PERIOD ENDED
                                                           FEBRUARY 28,   ----------------------------------    AUGUST 31,
CLASS C SHARES                                                 2003               2002            2001           2000 (a)
===========================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                         $  8.83          $  9.62          $ 10.00          $ 10.05
                                                             -------          -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                       0.23             0.50(c)          0.76             0.66
Net realized and unrealized loss allocated from Portfolio      (0.04)           (0.79)(c)        (0.37)           (0.05)
                                                             -------          -------          -------          -------
     Total from Investment Operations                           0.19            (0.29)            0.39             0.61
                                                             -------          -------          -------          -------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                                     (0.23)           (0.50)           (0.77)           (0.66)
From net realized gains                                           --               --(d)            --(d)            --(d)
                                                             -------          -------          -------          -------
     Total Distributions Declared to Shareholders              (0.23)           (0.50)           (0.77)           (0.66)
                                                             -------          -------          -------          -------
NET ASSET VALUE, END OF PERIOD                                $ 8.79           $ 8.83           $ 9.62          $ 10.00
                                                             -------          -------          -------          -------
Total return (e)(f)                                            2.18%(g)(h)    (3.16)%            4.04%             6.20%(h)
                                                             -------          -------          -------          -------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses                                             1.65%(i)         1.65%            1.65%            1.65%(i)
Interest expense allocated from Portfolio                         --            0.03%               --               --
Net expenses                                                   1.65%(i)         1.68%            1.65%            1.65%(i)
Net investment income                                          5.31%(i)         5.33%(c)         7.78%            8.03%(i)
Waiver/reimbursement                                           0.33%(i)         0.28%            0.18%            0.13%(i)
Net assets, end of period (000's)                           $110,967         $137,098         $184,399         $ 91,664

(a)Class C shares were initially offered on November 2, 1999. Per share data reflects activity from that date.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, to the net investment income and net realized and unrealized loss per share was less than $0.01, and increased the ratio of net investment income to average net assets from 5.32% to 5.33%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(d)Rounds to less than $0.01.
(e)Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)Total return at net asset value assuming all distributions reinvested and no early withdrawal charge.
(g)At February 28, 2003, 0.11% of the Fund's total return consists of a voluntary reimbursement by the Advisor for a realized investment loss on an investment not meeting the Fund's investment restrictions. Excluding this item, total return would have been 2.07%.
(h)Not annualized.
(i)Annualized.

Selected data for a share outstanding throughout each period is as follows:


                                            (UNAUDITED)
                                         SIX MONTHS ENDED                  YEAR ENDED AUGUST 31,                PERIOD ENDED
                                           FEBRUARY 28,    ----------------------------------------------------   AUGUST 31,
CLASS Z SHARES                                2003             2002               2001            2000           1999 (a)
=============================================================================================================================
NET ASSET VALUE,
   BEGINNING OF PERIOD                      $  8.83          $  9.62          $ 10.00          $ 10.07          $ 10.00
                                            -------          -------          -------          -------          -------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income (b)                      0.27             0.57(c)          0.84             0.87             0.47
Net realized and unrealized loss allocated
   from Portfolio                             (0.05)           (0.78)(c)        (0.37)           (0.07)            0.07
                                            -------          -------          -------          -------          -------
     Total from Investment Operations          0.22            (0.21)            0.47             0.80             0.54
                                            -------          -------          -------          -------          -------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                    (0.26)           (0.58)           (0.85)           (0.87)           (0.47)
In excess of net investment income               --               --               --               --               --(d)
From net realized gains                          --               --(d)            --(d)            --(d)            --
                                            -------          -------          -------          -------          -------
     Total Distributions Declared
       to Shareholders                        (0.26)           (0.58)           (0.85)           (0.87)           (0.47)
                                            -------          -------          -------          -------          -------
NET ASSET VALUE,
   END OF PERIOD                            $  8.79          $  8.83          $  9.62          $ 10.00          $ 10.07
                                            =======          =======          =======          =======          =======
Total return (e)(f)                           2.61%(g)(h)    (2.33)%            4.89%            8.23%            5.43%(h)
                                            =======          =======          =======          =======          =======
RATIOS TO AVERAGE NET ASSETS:
Operating expenses                            0.80%(i)         0.80%            0.80%            0.80%            1.30%(i)
Interest expense allocated from Portfolio        --            0.03%               --               --               --
Net expenses                                  0.80%(i)         0.83%            0.80%            0.80%            1.30%(i)
Net investment income                         6.16%(i)         6.18%(c)         8.63%            8.94%            7.10%(i)
Waiver/reimbursement                          0.33%(i)         0.28%            0.18%            0.39%           55.49%(i)
Net assets, end of period (000's)           $ 8,875         $ 13,236         $ 11,662          $ 6,845          $   893

(a)From commencement of operations on December 17, 1998.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, to the net investment income and net realized and unrealized loss per share was less than $0.01, and increased the ratio of net investment income to average net assets from 6.17% to 6.18%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(d)Rounds to less than $0.01.
(e)Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced. (f)Total return at net asset value assuming all distributions reinvested.
(g)At February 28, 2003, 0.12% of the Fund's total return consists of a voluntary reimbursement by the Advisor for a realized investment loss on an investment not meeting the Fund's investment restrictions. Excluding this item, total return would have been 2.49%.
(h)Not annualized.
(i)Annualized.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Transfer Agent

Important Information About This Report
The Transfer Agent for Liberty Floating Rate Fund is:

Liberty Funds Services, Inc.
PO Box 8081
Boston, MA  02266-8081
800-345-6611

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Liberty Floating Rate Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
Liberty Floating Rate Fund

Liberty Floating Rate Fund  SEMIANNUAL REPORT, FEBRUARY 28, 2003


[eagle head logo]

LibertyFunds
A Member of Columbia Management Group
(C)2003 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621


                                                                     PRSRT STD
                                                                   U.S. POSTAGE
                                                                        PAID
                                                                   HOLLISTON, MA
                                                                   PERMIT NO. 20



                                                761-03/081N-0303 (04/03) 03/0813

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEMS 4-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable at this time.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a)  Not applicable at this time.

(b) There were no significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of our evaluation.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Liberty Floating Rate Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Joseph R. Palombo
                         ----------------------------------------------
                          Joseph R. Palombo, President

Date    April 25, 2003
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Joseph R. Palombo
                         ----------------------------------------------
                          Joseph R. Palombo, President

Date    April 25, 2003
    -------------------------------------------------------------------

By (Signature and Title)* /s/ J. Kevin Connaughton
                         ----------------------------------------------
                         J. Kevin Connaughton, Treasurer

Date    April 25, 2003
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.